Operating Segment and Geographical Information (Details 3) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Long-Lived Assets [Line Items]
Long-lived tangible assets	$ 1,046,888	$ 883,371
Geographic Concentration Risk [Member] | Property, Plant and Equipment [Member] | United States [Member]
Long-Lived Assets [Line Items]
Long-lived tangible assets	816,882	697,305	$ 120,885
Geographic Concentration Risk [Member] | Property, Plant and Equipment [Member] | International [Member]
Long-Lived Assets [Line Items]
Long-lived tangible assets	$ 230,006	$ 186,066	$ 75,111